COMMITMENTS AND CONTINGENCIES (Details)			12 Months Ended
	Nov. 01, 2018 USD ($)	Nov. 01, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 01, 2015 m²
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases			$ 769,824	$ 1,223,390	$ 2,243,907
Rent Liability Reduction Adjustment			1,312,284
Operating Leases, Future Minimum Payments, Due Thereafter			4,500,000			¥ 31,000,000
Security Deposit			115,739			¥ 795,763
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2019			93,084
2020			52,360
Total			145,444
Capital Commitment			2,200,000	$ 2,300,000
Former Headquarters [Member]
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases			568,111
Shanghai Headquarters [Member]
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases			$ 24,936
April 2019 Lease Expire [Member]
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases	$ 10,300	¥ 70,000
December 2020 Lease Expire [Member]
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases	$ 4,400	¥ 30,000
Previously Reported [Member]
Commitments and Contingencies Disclosure [Abstract]
Rent Per Square Meter | m²							1.90
Restatement Adjustment [Member]
Commitments and Contingencies Disclosure [Abstract]
Rent Per Square Meter | m²							3.10